Loans And Allowance For Credit Losses (Schedule Of Future Minimum Lease Payment Receivables Under Noncancelable Leasing Agreements) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Future minimum lease payment receivables under noncancelable lease:
Fiscal year ending March 31, 2013	¥ 190,504
Fiscal year ending March 31, 2014	147,013
Fiscal year ending March 31, 2015	96,016
Fiscal year ending March 31, 2016	58,641
Fiscal year ending March 31, 2017	26,999
Fiscal year ending March 31, 2018 and thereafter	46,794
Total minimum lease payment receivables	¥ 565,967